PINNACLE FUND

                      Indianapolis, Indiana




Dear Pinnacle Fund Shareholders:

The Pinnacle Fund had an excellent first half of 1997, rising 19.9% in the six month period. The Fund has now produced a positive return in each of the last ten quarters. We are proud to add that the Fund has also outperformed Lipper Growth Fund Index for the last quarter, one, three, five, and ten year periods.

The strong performance in the period was due in part to the excellent earnings gains generated by your companies. Moreover, the Fund was aided in the year by maintaining a moderate level of risk. Many smaller, aggressive growth companies performed very poorly in the March-April period and caused serious declines for many investors. Your Fund continues to invest in high quality growth companies that are growing earnings faster than commonly held expectations.

An initial investment of $10,000 in Pinnacle Fund at inception in 1984 was worth $59,677 as of June 30, 1997, assuming reinvestment of dividends. As always, we appreciate your support of the Fund.

Sincerely,
Thomas F. Maurath
President

Robert D. Markley
Secretary/ Treasurer

August 28, 1997


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997

ASSETS
   Investments at value:
    Common stock (cost $11,163,196)              $17,779,905
    Short-term notes (cost $1,893,412)             1,893,412
                                                  ----------
                                                              $19,673,317
    Dividends and interest receivable                              26,190
    Other receivables                                               1,325
                                                               ----------
                         TOTAL ASSETS                          19,700,832

LIABILITIES
Payables:
    Investment advisory fee - Note 2                  25,185
    Custodian fee                                      7,492
    Accrued expenses                                  10,726
                                                   ---------
                    TOTAL LIABILITIES                              43,403
                                                               ----------

NET ASSETS - equivalent to $28.74 per share for
  683,961.053 shares outstanding (unlimited
  authorization, no par value; offering price
  equal to net asset value per share)                         $19,657,429
                                                               ==========

See notes to financial statements.


STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997

INVESTMENT AND OTHER INCOME
  Income:
    Dividends                                     $   97,274
    Interest                                          32,486
    Other                                             41,446
                                                   ---------
      Total income                                             $  171,206

  Expenses:
    Investment advisory fee - Note 2                  70,753
    Custodian fees                                    13,052
    Legal and audit                                    8,733
    Printing and postage                               1,911
    Gross income taxes                                 1,452
    Other                                                811
                                                   ---------
      Total expenses                                               96,712
                                                                ---------
      Net investment and other income                              74,494
                                                                ---------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
    Realized gain from security transactions
    (excluding short-term notes):
      Proceeds from sales                          5,275,171
      Cost of securities sold                      3,782,311
                                                   ---------
        Net realized gain from
        security transactions                                   1,492,860

      Unrealized appreciation of investments:
        End of period                              6,616,709
        Beginning of year                          4,865,253
                                                   ---------
        Change in unrealized
        appreciation of investments                             1,751,456
                                                                ---------
        Net gain on investments                                 3,244,316
                                                                ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                   $ 3,318,810
                                                                =========

See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                            6 Months        Year
                                              Ended        Ended
                                            June 30,    December 31,
                                              1997          1996
                                            ---------      --------
Operations:
  Net investment and other income              $   74,494     $   28,446
  Net realized gain from security
   transactions                                 1,492,860      2,141,592
  Change in unrealized appreciation
   of investments                               1,751,456        968,996
                                                ----------     ----------
    Increase in net assets from
     operations                                 3,318,810      3,139,034
                                                ----------     ----------

Distributions to shareholders from:
  Net investment income                                 0        (30,714)
  Net realized gains from security
   transactions                                         0     (2,139,158)
                                                ----------     ----------
     Decrease in net assets from
       distributions to shareholders                    0     (2,169,872)
                                                ----------     ----------

Capital share transactions:
  Proceeds from sales of shares                 1,634,004      1,009,745
  Net asset value of shares
    issued to shareholders in
    reinvestment of dividends
    and distributions                                   0       2,075,804
  Cost of shares redeemed                      (1,786,326)    (2,236,681)
                                                ----------     ----------
    Increase (decrease) in net
      assets from capital share
      transactions                               (152,322)       848,868
                                                ----------     ----------

    Total increase in net assets                3,166,488      1,818,030

Net assets:
  Beginning of year                             16,490,941     14,672,911
                                                ----------     ----------
  End of period                                $19,657,429    $16,490,941
                                                ==========     ==========

See notes to financial statements.


SCHEDULE OF INVESTMENTS
June 30, 1997

                                            Shares or       Market
COMMON STOCKS                              Principal        Value
                                             Amount        (Note 1)
                                            ---------      --------
BANKS & FINANCE (8.55%)
  Bankamerica Corporation                            7,300    $   471,310
  Chase Manhattan Corporation                        3,900        378,546
  Federal National Mortgage Association             12,000        523,500
  Heritage Financial Services, Inc.                 15,000        309,375
                                                               ----------
                                                                1,682,731
                                                               ----------

BUSINESS SERVICES (2.19%)
 *Ceridian Corporation                              10,200        430,950
                                                               ----------
CAPITAL GOODS (14.18%)
  Allied Signal, Inc.                                6,000        504,000
  Emerson Electric Company                           9,600        528,605
  General Electric Company                          11,400        745,275
  Tyco International Ltd.                            6,900        479,985
  United Technologies Corporation                    6,400        531,200
                                                               ----------
                                                                2,789,065
                                                               ----------

CHEMICALS (5.23%)
  Dupont E I De Nemours & Company                    7,000        440,125
  Monsanto Company                                  13,675        588,887
                                                               ----------
                                                                1,029,012
                                                               ----------

COMMUNICATIONS (2.90%)
 *Worldcom, Inc.                                    17,800        569,600
                                                               ----------

COMPUTER SYSTEMS & SOFTWARE (13.86%)
  Computer Associates Int'l, Inc.                    7,800        434,366
  International Business Machines                    4,200        378,790
  Intel Corporation                                  2,600        368,714
  Lucent Technologies, Inc.                          8,200        590,917
 *Microsoft Corporation                              4,400        556,050
 *Oracle Corporation                                 7,900        397,963
                                                               ----------
                                                                2,726,799
                                                               ----------

CONSUMER SERVICES (7.27%)
 *CUC International, Inc.                           18,085        466,828
  Gannett, Inc.                                      4,400        434,500
  Service Corporation International                 16,100        529,287
                                                               ----------
                                                                1,430,615
                                                               ----------

CONSUMER STAPLES (6.45%)
  Coca-Cola Company                                  7,600        513,000
  Eastman Kodak                                      4,650        356,887
  Quaker Oats Company                                8,900        399,387
                                                               ----------
                                                                1,269,274
                                                               ----------

ENERGY (5.34%)
  Mobil Corporation                                  6,800        475,150
  Schlumberger Ltd.                                  4,600        575,000
                                                               ----------
                                                                1,050,150
                                                               ----------

HEALTH CARE (10.95%)
  Healthsouth Corporation                           16,800        418,958
  Merck & Company, Inc.                              4,200        434,700
  Pfizer, Inc.                                       6,300        752,850
  Warner Lambert Company                             4,400        546,700
                                                               ----------
                                                                2,153,208
                                                               ----------

INSURANCE (9.59%)
  American International Group, Inc.                 4,650        694,594
  Conseco, Inc.                                     13,800        510,600
  MGIC Investment Corporation Wisconsin             14,200        680,720
                                                               ----------
                                                                1,885,913
                                                               ----------

RETAIL (2.02%)
  Sears Roebuck & Company                            7,400        397,750
                                                               ----------

TRANSPORTATION (1.85%)
  Southwest Airlines Company                        14,100        364,838
                                                               ----------

TOTAL COMMON STOCKS (90.38%)                                   17,779,905
                                                               ----------


SHORT TERM NOTES (9.62%)
  American Family Fin Svcs. (5.51%)                468,233        468,233
  Johnson Controls, Inc. (5.53%)                   963,880        963,880
  Wisconsin Electric Power Corp. (5.55%)           461,299        461,299
                                                               ----------

TOTAL SHORT TERM NOTES                                          1,893,412
                                                               ----------

TOTAL INVESTMENTS                                             $19,673,317
                                                              ===========

*Non-income producing security.


FINANCIAL HIGHLIGHTS

                                              6 Months    Year       Year       Year       Year
                                                Ended    Ended       Ended     Ended       Ended
                                               6/30/97  12/31/96   12/21/95   12/31/94   12/31/93
                                              --------  ---------   --------  --------   --------
Selected data for each share outstanding
  throughout the period is as follows:

  Net asset value, beginning of period        $ 23.96    $ 22.47     $ 18.83   $ 21.15   $ 21.83
                                              --------  --------    --------   --------  --------

Income from Investment Operations
  Net investment income                           .11        .05         .11       .09       .10
  Net gains or losses on securities
   (both realized and unrealized)                4.67       5.04        6.54      (.34)      .62
                                              --------   --------    --------    --------  --------
      Total from investment operations           4.78       5.09        6.65      (.25)      .72
                                              --------   --------    --------    --------  --------
  Dividends (from net investment income)            0       (.05)       (.11)     (.09)     (.10)
                                              --------   --------    --------    --------  --------
  Distributions (from capital gains)                0      (3.55)      (2.90)    (1.98)    (1.30)
                                              --------   --------    --------    --------  --------
Net Asset Value, End of Period                $ 28.74    $ 23.96     $ 22.47   $ 18.83)  $ 21.15
                                               =======   =======     =======    =======  =======
Total Return                                    19.9%      22.5%       35.4%     (1.1%)     3.3%
                                               =======   =======     =======    =======  =======

Ratios/Supplemental Data (in thousands)
  Net assets, end of period                   $19,657    $16,491     $14,673    $13,014   $15,135
                                             =========  ========    =========  ========= ========
  Ratio of expenses to average net assets        .54%      1.16%       1.14%      1.15%     1.17%
                                            =========   ========    =========  =========  ========
  Ratio of net income to average net assets      .42%       .18%        .44%       .41%      .46%
                                            =========   ========    =========  =========  ========
  Portfolio turnover rate                      24.49%     44.07%      68.48%     91.01%    85.35%
                                            =========   ========    =========  =========  ========
  Average commission rate paid                 $ .0557    $ .0608     $ .0590
                                            =========    ========   =========  =========  ========

See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Organization: Pinnacle Fund (the "Fund") was formed as a business trust under the laws of the state of Indiana on December 19, 1984, and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund invests primarily in common stocks as well as some money market and fixed income investments. The Fund is licensed to sell shares in Indiana, Ohio and Michigan. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of the revenues, expenses, gains, losses and other changes in net assets during the reporting period. Actual results could differ from those estimates.

Investment Valuation: Securities traded on a national exchange are valued at their last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the last reported bid price. Securities for which there are no readily available market quotations are valued at their fair value as determined in good faith by the Board of Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates current market value. The cost of investments is the same for financial reporting and federal income tax purposes.

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the specific-identification method for financial reporting and federal income tax purposes. Dividends from equity securities are recorded as income on the ex-dividend date. Investment income from debt securities is accrued on a daily basis.

Federal Income Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. On such basis, the Fund has not incurred and, under present law, will not incur any liabilities for income taxes on such income.

Distributions to Shareholders: Distributions in cash or shares of the Fund are recorded on the ex-dividend date. Distributions payable in shares of the Fund are made at net asset value on the ex-dividend date.



NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH
AFFILIATES:

Under an investment advisory agreement with the Fund, Heartland Capital Management, Inc. (the Advisor) provides investment advisory services and certain other services and facilities required by the Fund to conduct its business. For such services, the Fund pays an annual investment advisory fee equal to .80% of the average daily net assets of the Fund. The fee is computed daily and payable monthly. For the period ended June 30, 1997, the Fund incurred investment advisory fees of $70,753.

The Advisor has agreed to reimburse the Fund to the extent annual operating expenses, including the investment advisory fee but excluding interest, taxes, and brokerage commissions, exceed the sum of (i) 2% of the first $10 million of the Fund's average net assets, (ii) 1 1/2% of the next $20 million of such assets, and
(iii) 1% of any excess over $30 million. Reimbursement was not required for the period ended June 30, 1997.

Three officers/trustees of the Fund are also officers, directors, and principal shareholders of the Advisor. The Advisor's profit sharing trust is a shareholder of the fund.


NOTE 3 - PURCHASE OF SECURITIES:

For the period ended June 30, 1997, the aggregate cost of securities purchased, exclusive of short-term notes, amounted to $4,026,722.


NOTE 4 - SHARE AND OTHER CAPITAL TRANSACTIONS:

At June 30, 1997, paid-in capital aggregated $11,458,359.
Transactions in shares of the Fund were as follows:

                                                  Shares                      Amount
                                            ------------------          ------------------
                                                6 Months      Year       6 Months        Year
                                                  Ended       Ended       Ended          Ended
                                                 6/30/97     12/31/96     12/31/95     12/31/94
                                               ---------     --------     ---------    ----------
Shares sold                                    64,879.254   40,025.901    $1,634,004   $1,009,745
Shares issued in reinvestment
  of dividends and distributions                        0   85,424.031             0    2,075,804
                                               -----------  -----------   -----------  -----------
                                               64,879.254  125,449.932     1,634,004    3,085,549
Shares redeemed                                69,230.719   90,239.226     1,786,326    2,236,681
                                               -----------  -----------   -----------  -----------
Net increase (decrease)                        (4,351.465)  35,210.706    $ (152,322)  $  848,868
                                               ===========  ===========   ===========  ===========


HISTORICAL RECORD

                                Net Asset      Capital Gains        Dividend        Growth of An
                                  Value        Distributions       Distributions    Initial $10,000
                                Per Share       Per Share          Per Share        Investment**
March 4, 1985*                    $10.00                                                $10,000
December 31, 1985                  11.54                                                 11,545
December 31, 1986                  12.85            0.653             0.059              13,557
December 30, 1987                  14.02            0.553             0.223              15,623
December 31, 1988                  14.53            0.228             0.215              16,676
December 29, 1989                  18.23            0.548             0.252              21,841
December 31, 1990                  16.87            0.431             0.352              21,155
December 31, 1991                  22.14            1.208             0.246              29,589
December 31, 1992                  21.83            0.020             0.129              29,374
December 31, 1993                  21.15            1.303             0.101              30,347
December 31, 1994                  18.83            1.980             0.095              30,009
December 29, 1995                  22.47            2.902             0.107              40,633
December 31, 1996                  23.96            3.552             0.051              49,751
June 30, 1997                      28.74                                                 59,677

  *Date of Initial Public Offering
 **Assuming reinvestment of all distributions

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                                                         PINNACLE
                                                             FUND
------------------------------------------------------------------


Investment Advisor
HEARTLAND CAPITAL MANAGEMENT, INC.
Indianapolis, 317/633-4080


Custodian, Transfer Agent and
Disbursing Agent
FIRSTAR TRUST COMPANY
Milwaukee, 414/765-4124


Auditors
GEO. S. OLIVE & CO. LLC
Indianapolis


Counsel
SOMMER & BARNARD, PC
Indianapolis


This report has been prepared primarily for the benefit of existing shareholders of the Fund and is not intended as an offer to sell the Fund's shares. When used otherwise, it must be accompanied or preceded by the current prospectus.



SEMI-ANNUAL REPORT
JUNE 30, 1997